Oppenheimer Balanced Fund	Oppenheimer International Diversified Fund
Oppenheimer Capital Appreciation Fund	Oppenheimer International Growth Fund
Oppenheimer Capital Income Fund	Oppenheimer International Small Company Fund
Oppenheimer Cash Reserves Fund	Oppenheimer Limited-Term Government Fund
Oppenheimer Champion Income Fund	Oppenheimer Main Street Fund®
Oppenheimer Commodity Strategy Total Return Fund	Oppenheimer Main Street Select Fund®
Oppenheimer Core Bond Fund	Oppenheimer Main Street Small- & Mid-Cap Fund®
Oppenheimer Developing Markets Fund	Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Discovery Fund	Oppenheimer Quest International Value Fund
Oppenheimer Equity Fund, Inc.	Oppenheimer Quest Opportunity Value Fund
Oppenheimer Equity Income Fund, Inc.	Oppenheimer Real Estate Fund
Oppenheimer Global Fund	Oppenheimer Rising Dividends Fund
Oppenheimer Global Allocation Fund	Oppenheimer Select Value Fund
Oppenheimer Global Opportunities Fund	Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Global Strategic Income Fund	Oppenheimer Small- & Mid-Cap Growth Fund
Oppenheimer Global Value Fund	Oppenheimer U.S. Government Trust
Oppenheimer Gold & Special Minerals Fund	Oppenheimer Value Fund
Oppenheimer International Bond Fund

Supplement to the Statement of Additional Information dated July 1, 2011

This supplement amends the Statement of Additional Information of each of the above referenced funds (each a "Fund") as follows and is in addition to any other supplement(s).

1.     The following sentence is added following the last paragraph in the section titled "How to Buy Shares – Classes of Shares":

Effective July 1, 2011, Class B shares are not available for purchase by any 457(f) plan or qualified retirement plan, except for purchases by existing OppenheimerFunds Single K plans.

2.     The following sentence is added following the last paragraph in the section titled "How Exchanges Affect Contingent Deferred Sales Charges":

For circumstances in which a CDSC on shares acquired by exchange may be waived, see Appendix A "Special Sales Charge Arrangements and Waivers."

3.     The following sentence is added to the first paragraph in the section titled "Appendix A - I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases":

The acquisition of Class A shares by conversion from another share class is not considered a "purchase" for any purpose.

4.     The following bullet point is added to the bulleted list in the section titled "II. Waivers of Class A Sales Charges of Oppenheimer Funds - A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers":

•	Purchases of Class A shares within retirement plans that were converted to Class A shares on July 1, 2011.

5.     The following sentence is added to the first paragraph in the section titled "Appendix A - III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds":

The acquisition of Class C or Class N shares by conversion from another share class is not considered a "purchase" for any purpose.

July 1, 2011                                                                                                                                                PX0000.047